Regulatory Matters (Regulatory capital amounts and ratios) (Details) - Security Federal Bank [Member]	Dec. 31, 2018
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
For Capital Adequacy, Ratio	6.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%
Total Risk-Based Capital (To Risk Weighted Assets)
For Capital Adequacy, Ratio	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
For Capital Adequacy, Ratio	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%